Earnings per common share (Parenthetical) - EUR (€) € in Millions, shares in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per Common Share [Abstract]
Earnings adjusted for coupons paid for Additional Tier 1 Notes, before tax	€ 728	€ 574
Increase of adjusted weighted average shares after assumend conversion		42.1